Sharebased compensation - Compensation expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)
Share-based compensation
Sharebased compensation related to share options (a)	¥ 2,252,589		¥ 2,955,590		¥ 382,196
Sharebased compensation related to preferred and ordinary shares (b) | $		$ 0		$ 0		$ 0
Cost of revenues
Share-based compensation
Sharebased compensation related to share options (a)	511,637	78,412	0		0
Sales and marketing expenses
Share-based compensation
Sharebased compensation related to share options (a)	77,574	11,889	0		0
General and administrative expenses
Share-based compensation
Sharebased compensation related to share options (a)	1,131,335	173,385	2,955,590		382,196
Research and development expenses
Share-based compensation
Sharebased compensation related to share options (a)	532,043	$ 81,539	0		0
Share options
Share-based compensation
Sharebased compensation related to share options (a)	2,252,589		2,523,105		345,473
Preferred and ordinary shares
Share-based compensation
Sharebased compensation related to share options (a)	¥ 0		¥ 432,485	$ 432,485	¥ 36,723	$ 36,723